Segment information (Schedule of Revenues from Principal Products) (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [abstract]
Large retail supermarket chains	54.00%	54.00%	50.00%
Other customers	46.00%	46.00%	50.00%
Revenues by customer group	100.00%	100.00%	100.00%